Stock Index Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Standard & Poor's 500 Stock Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
Stock Index Fund
Prospectus [Line Items]
Average Annual Return, Percent	17.36%	13.89%	14.23%
Stock Index Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	16.58%	13.20%	13.53%
Stock Index Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	10.36%	10.82%	11.60%